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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05999
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Bayard D. Waring      Gloucester, Massachusetts   February 7, 2006
   ----------------------    -------------------------   ----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation
       ---------------          ------------------------------------



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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 53
                                        --------------------

Form 13F Information Table Value Total: $5,165
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        28-05993                     Phiip B. Waring
    ------       -----------------         ---------------------------------



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                            BAYARD WARING
                     FORM 13F INFORMATION TABLE
                     QUARTER ENDED DECEMBER 31, 2005



      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS /    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLIANCE RESOURCE
  PARTNERS..............  Unit Ltd Ptr     01877R108  186      5,000     SH           OTHER        1          5,000  0        0
ALVARION LTD............  SHS              M0861T100   44      5,000     SH           OTHER        1          5,000  0        0
AMERICAN CAP STRATEGIES
  LTD...................  Common           024937104  181      5,000     SH           OTHER        1          5,000  0        0
Aqua America............  Common           03836W103    7        266     SH           OTHER        1            266  0        0
BHP BILLITON LTD........  Spon ADR         088606108  267      8,000     SH           OTHER        1          8,000  0        0
BIOVAIL CORP............  Common           09067J109  119      5,000     SH           OTHER        1          5,000  0        0
BJ SERVICES CO..........  Common           055482103  367     10,000     SH           OTHER        1         10,000  0        0
Buckeye Partners........  Unit L Ptr       118230101    6        150     SH           OTHER        1            150  0        0
CEMEX SOUTH AMERICA.....  Spon ADR         151290889  297      5,000     SH           OTHER        1          5,000  0        0
COMPANHIA VALE DO RIO...  Spon ADR         204412209  206      5,000     SH           OTHER        1          5,000  0        0
Companhia Vale Do Rio
  Doce..................  Spon ADR         204412209    8        200     SH           OTHER        1            200  0        0
CONOCOPHILLIPS..........  Common           20825C104  291      5,000     SH           OTHER        1          5,000  0        0
DOMINION RES BLACK
  WARRIOR TR............  Unit Ben Int     25746Q108  243      5,000     SH           OTHER        1          5,000  0        0
Dominion Resources Black
  Warrior Trust.........  Unit Ben Int     25746Q108    6        125     SH           OTHER        1            125  0        0
DYNEGY INC..............  Common           26816Q101   48     10,000     SH           OTHER        1         10,000  0        0
EAGLE BULK SHIPPING
  INC...................  Common           Y2187A101   80      5,000     SH           OTHER        1          5,000  0        0
EL PASO CORPORATION.....  Common           28336L109  122     10,000     SH           OTHER        1         10,000  0        0
Enerplus Resources......  Unit Trust       29274D604    7        150     SH           OTHER        1            150  0        0
ENERPLUS RESOURCES
  FUND..................  Unit Trust       29274D604  240      5,000     SH           OTHER        1          5,000  0        0
Equitable Resources.....  Common           294549100    7        200     SH           OTHER        1            200  0        0
Fording Canadian Coal...  Common           345425102    3        100     SH           OTHER        1            100  0        0
FREESCALE SEMICONDUCTOR
  INC...................  Common           35687M107  126      5,000     SH           OTHER        1          5,000  0        0
Frontline...............  Common           G3682E127    6        150     SH           OTHER        1            150  0        0
GENERAL ELECTRIC CORP...  Common           369604103  175      5,000     SH           OTHER        1          5,000  0        0
Grey Wolf...............  Common           397888108    8      1,000     SH           OTHER        1          1,000  0        0
Headwaters..............  Common           42210P102    6        150     SH           OTHER        1            150  0        0
HEADWATERS INC..........  Common           42210P102  177      5,000     SH           OTHER        1          5,000  0        0
Healthcare Realty
  Trust.................  Common           421946104    5        150     SH           OTHER        1            150  0        0
ING GROEP NV............  Spon ADR         456837103    4        121     SH           OTHER        1            121  0        0
Kinder Morgan Energy
  Partners..............  Unit L Ptr       494550106    6        125     SH           OTHER        1            125  0        0
Lazard Global Total
  Return & Income.......  Common           52106W103    7        400     SH           OTHER        1            400  0        0
MICROSOFT CORP..........  Common           594918104  131      5,000     SH           OTHER        1          5,000  0        0
MOTOROLA INC............  Common           620076109  113      5,000     SH           OTHER        1          5,000  0        0
NOBLE ENERGY INC........  Common           655044105  202      5,000     SH           OTHER        1          5,000  0        0
PACCAR INC..............  Common           693718108  208      3,000     SH           OTHER        1          3,000  0        0
PARKER HANNIFIN CORP....  Common           701094104  264      4,000     SH           OTHER        1          4,000  0        0
PATTERSON UTI ENGETY
  INC...................  Common           703481101  165      5,000     SH           OTHER        1          5,000  0        0
Petrofund Energy
  Trust.................  Common           71648W108    7        400     SH           OTHER        1            400  0        0
PETROFUND ENERGY TRUST..  Common           71648W108  132      7,500     SH           OTHER        1          7,500  0        0
Plum Creek Timber Co....  Common           729251108    7        200     SH           OTHER        1            200  0        0
PRECISION DRILLING
  TRUST.................  Trust Unit       740215108  165      5,000     SH           OTHER        1          5,000  0        0
Rayonier, Inc...........  Common           754907103    7        187     SH           OTHER        1            187  0        0
Senior Housing Prop.....  Common           81721M109    5        300     SH           OTHER        1            300  0        0
Ship Finance............  Common           G81075106    5        300     SH           OTHER        1            300  0        0
St. Joe Co..............  Common           790148100    5         75     SH           OTHER        1             75  0        0
TAIWAN SEMICONDUCTOR....  Spon ADR         874039100   99     10,000     SH           OTHER        1         10,000  0        0
Taiwan Semiconductor
  Mfg...................  Spon ADR         874039100    6          6     SH           OTHER        1              6  0        0
Teco Energy.............  Common           872375100    7        400     SH           OTHER        1            400  0        0
Teekay Shipping.........  Common           Y8564W103    4        100     SH           OTHER        1            100  0        0
TEVA PHARMACEUTICAL INDS
  LTD A.................  Common           881624209  215      5,000     SH           OTHER        1          5,000  0        0
Top Tankers.............  Common           Y8897Y107    5        400     SH           OTHER        1            400  0        0
WASTE MANAGEMENT
  INTERNATIONAL.........  Common           94106L109  152      5,000     SH           OTHER        1          5,000  0        0
Xcel Energy.............  Common           98389B100    6        300     SH           OTHER        1            300  0        0
                                                    5,165
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